INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Current, provision for income taxes
Deferred, provision for income taxes
QPAGOS Corporation - Parent Company [Member]
Operating Loss Carryforwards [Line Items]
Current, provision for income taxes
Deferred, provision for income taxes
Federal Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Current, provision for income taxes
Deferred, provision for income taxes
Federal Tax Authority [Member] | QPAGOS Corporation - Parent Company [Member]
Operating Loss Carryforwards [Line Items]
Current, provision for income taxes
Deferred, provision for income taxes
State Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Current, provision for income taxes
Deferred, provision for income taxes
State Tax Authority [Member] | QPAGOS Corporation - Parent Company [Member]
Operating Loss Carryforwards [Line Items]
Current, provision for income taxes
Deferred, provision for income taxes
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Current, provision for income taxes
Deferred, provision for income taxes
Foreign Tax Authority [Member] | QPAGOS Corporation - Parent Company [Member]
Operating Loss Carryforwards [Line Items]
Current, provision for income taxes
Deferred, provision for income taxes